Effective Income Tax Rate (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Reconciliation of Statutory Federal Tax Rate [Line Items]
Amendments to income tax laws, approved date	Mar. 20, 2014		Nov. 30, 2011
Statutory income tax rate (in percentage)	37.90%	37.90%	40.00%
Net of deferred tax assets decreased	¥ 7,321		¥ 16,072
Income tax expenses increased	¥ 7,321		¥ 16,072
Fiscal years beginning on or after April 1, 2012
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory income tax rate (in percentage)			37.90%
Fiscal years beginning on or after April 1, 2015
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory income tax rate (in percentage)			35.10%
Fiscal years beginning on or after April 1, 2014
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory income tax rate (in percentage)	35.00%